Note 9 - Commitments and Contingencies (Details Textual) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Amount			$ 10.3
Forecast [Member]
Revenue, Remaining Performance Obligation, Amount	$ 0.7	$ 9.6